Supplemental Condensed Consolidating Financial Information (Condensed Consolidating Statement Of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net income (loss)	$ (75,854)	$ (74,458)	$ (78,335)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	189,218	183,839	187,225
Accretion	14,446	26,470	8,666
Equity compensation expense	7,334	7,021	6,842
Deferred income tax expense (benefit)	(43,392)	(39,555)	(38,447)
Amortization of debt discount and issuance costs	7,847	8,475	10,185
Contingent consideration	1,307	(69)
Gain on sale of cost method investment	(114)	(2,925)
Loss on extinguishment of debt		22,828	18,293
Impairment of long-lived assets	83,169	10,619	1,865
Other	(2,255)	(1,962)	820
Changes in operating assets and liabilities:
Accounts receivable	(6,824)	(20,791)	1,601
Prepaid expenses and other	536	1,442	(12,096)
Accounts payable	4,591	1,335	(2,149)
Accrued expenses, deferred revenue, and other liabilities	26,650	29,273	(25,216)
Tax receivable agreement obligations to related parties	(988)	(1,142)	(334)
Net cash provided by (used in) operating activities	205,671	150,400	78,920
Investing activities
Purchases of property and equipment	(55,926)	(71,086)	(62,054)
Payments for acquisitions, net of cash acquired	(252,772)	(18,291)	(59,011)
Proceeds from sale of cost method investment	677	5,820
Other	(139)
Net cash provided by (used in) investing activities	(308,160)	(83,557)	(121,065)
Financing activities
Proceeds from Term Loan Facility	157,600		70,351
Payments on Term Loan Facility	(13,279)	(12,912)	(12,817)
Payment of debt assumed from acquisition	(25,262)	(218)
Proceeds from Revolving Facility	183,000
Payments on Revolving Facility	(183,000)		(15,000)
Payment of loan costs	(2,096)	(2,178)	(2,060)
Repayment of deferred financing arrangements	(10,741)	(7,564)	(3,796)
Repurchase of Parent common stock	(1,221)	(613)	(317)
Capital contribution from Parent	3,256	1,999
Other		(582)	(376)
Net cash provided by (used in) financing activities	108,257	(22,068)	35,985
Net increase (decrease) in cash and cash equivalents	5,768	44,775	(6,160)
Cash and cash equivalents at beginning of period	76,538	31,763	37,923
Cash and cash equivalents at end of period	82,306	76,538	31,763
Consolidating Adjustments [Member]
Operating activities
Net income (loss)	31,409	(14,159)	(3,400)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in earnings of consolidated subsidiaries	(31,409)	14,159	3,400
Investing activities
Investment in subsidiaries, net	(95)	(5,821)	(112,067)
Net cash provided by (used in) investing activities	(95)	(5,821)	(112,067)
Financing activities
Distributions to Emdeon Inc., net	95	5,821	112,067
Net cash provided by (used in) financing activities	95	5,821	112,067
Emdeon Inc. [Member]
Operating activities
Net income (loss)	(75,854)	(74,458)	(78,335)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	9,003	9,004	9,004
Accretion	14,446	26,470	8,666
Equity compensation expense	335	240	27
Deferred income tax expense (benefit)	(89,089)	(49,195)	(40,841)
Amortization of debt discount and issuance costs	2,704	2,501	2,265
Gain on sale of cost method investment	(114)	(2,925)
Loss on extinguishment of debt		478	495
Equity in earnings of consolidated subsidiaries	31,409	(14,159)	(3,400)
Other	(1,089)	(822)
Changes in operating assets and liabilities:
Prepaid expenses and other	773	(2,402)	1,438
Accrued expenses, deferred revenue, and other liabilities	(7,908)	3,171	(14,244)
Tax receivable agreement obligations to related parties	(988)	(1,142)	(334)
Due to/from affiliates	111,582	6,209	7,463
Net cash provided by (used in) operating activities	(4,790)	(97,030)	(107,796)
Investing activities
Purchases of property and equipment		(11)
Proceeds from sale of cost method investment	677	96,475
Investment in subsidiaries, net	95	5,821	112,067
Net cash provided by (used in) investing activities	772	102,285	112,067
Financing activities
Payments on Term Loan Facility	(276)	(280)	(259)
Payment of loan costs			(34)
Repayment of deferred financing arrangements		(4,321)	(3,796)
Repurchase of Parent common stock	(960)	(613)
Capital contribution from Parent	3,256	1,999
Net cash provided by (used in) financing activities	2,020	(3,215)	(4,089)
Net increase (decrease) in cash and cash equivalents	(1,998)	2,040	182
Cash and cash equivalents at beginning of period	2,794	754	572
Cash and cash equivalents at end of period	796	2,794	754
Guarantor Subsidiaries [Member]
Operating activities
Net income (loss)	(31,409)	14,159	3,400
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	180,215	174,835	178,221
Equity compensation expense	6,999	6,781	6,815
Deferred income tax expense (benefit)	45,697	9,640	2,394
Amortization of debt discount and issuance costs	5,143	5,974	7,920
Contingent consideration	1,307	(69)
Loss on extinguishment of debt		22,350	17,798
Impairment of long-lived assets	83,169	10,619	1,865
Other	(1,166)	(1,140)	820
Changes in operating assets and liabilities:
Accounts receivable	(6,824)	(20,791)	1,601
Prepaid expenses and other	(237)	3,844	(13,534)
Accounts payable	4,591	1,335	(2,149)
Accrued expenses, deferred revenue, and other liabilities	34,558	26,102	(10,972)
Due to/from affiliates	(111,582)	(6,209)	(7,463)
Net cash provided by (used in) operating activities	210,461	247,430	186,716
Investing activities
Purchases of property and equipment	(55,926)	(71,075)	(62,054)
Payments for acquisitions, net of cash acquired	(252,772)	(18,291)	(59,011)
Proceeds from sale of cost method investment		(90,655)
Other	(139)
Net cash provided by (used in) investing activities	(308,837)	(180,021)	(121,065)
Financing activities
Distributions to Emdeon Inc., net	(95)	(5,821)	(112,067)
Proceeds from Term Loan Facility	157,600		70,351
Payments on Term Loan Facility	(13,003)	(12,632)	(12,558)
Payment of debt assumed from acquisition	(25,262)	(218)
Proceeds from Revolving Facility	183,000
Payments on Revolving Facility	(183,000)		(15,000)
Payment of loan costs	(2,096)	(2,178)	(2,026)
Repayment of deferred financing arrangements	(10,741)	(3,243)
Repurchase of Parent common stock	(261)		(317)
Other		(582)	(376)
Net cash provided by (used in) financing activities	106,142	(24,674)	(71,993)
Net increase (decrease) in cash and cash equivalents	7,766	42,735	(6,342)
Cash and cash equivalents at beginning of period	73,744	31,009	37,351
Cash and cash equivalents at end of period	$ 81,510	$ 73,744	$ 31,009